KPM FUNDS, INC.

                     Certification Pursuant to Rule 497 (j)


1933 Act Registration No. 33-78234
1940 Act Registration No. 811-8488

         The undersigned, being a duly elected officer of KPM Funds, Inc. (the "Company"), pursuant to Rule 497 (j) under the Securities Act of 1933, does
hereby  certify,   with  respect  to   Post-Effective   Amendment  No.  4  (the
"Amendment") to the Company's Registration Statement on Form N-1A, that:

     1. The text of the Amendment was filed electronically with the Securities and Exchange Commission on September 30, 1997; and

     2. The form of the Prospectuses and Statement of Additional Information that would have been filed by the Company pursuant to Rule 497 (c) in respect of the Amendment would not have differed from those contained in the Amendment filed electronically as described above.

         IN WITNESS WHEREOF, the undersigned has executed this Certification Pursuant to Rule 497 (j) on this 1st day of October, 1997.


                                            KPM FUNDS, INC.



                                            By:/s/ Randall D. Greer

                                            Randall D. Greer, Chairman